Financial instruments - Schedule Of Long-Term Debt (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term loan due December 2024 (2.60% at July 3, 2021)	$ 182,500	$ 190,000
Current portion of long-term debt	(15,000)	(15,000)
Unamortized debt issuance cost	(959)	(1,098)
Unamortized discount	(457)	(524)
Long-term debt, less current portion	$ 166,084	$ 173,378
Interest rate percentage	2.60%